Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 347,971	$ 1,976,619	$ 1,792,024
Deferred income tax expense	(13,591)	(35,045)	(28,906)
Total	$ 334,380	$ 1,941,574	$ 1,763,118